Finance Receivables - Summary of Finance Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Total finance receivables, net	¥ 24,770,851	¥ 21,764,457
Deferred origination costs	359,743	328,792
Less - Unearned income	(1,418,272)	(1,172,007)
Current assets	8,279,806	7,181,327
Non-current assets	16,491,045	14,583,130
Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	26,165,794	22,899,597
Retail [Member]
Statement [Line Items]
Less - Allowance for credit losses	(274,871)	(230,104)
Retail [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	20,201,004	17,647,440
Finance leases [Member]
Statement [Line Items]
Less - Allowance for credit losses	(36,920)	(36,985)
Finance leases [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	2,503,369	2,347,941
Wholesale and other dealer loans [Member]
Statement [Line Items]
Less - Allowance for credit losses	(24,622)	(24,836)
Wholesale and other dealer loans [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	¥ 3,461,421	¥ 2,904,216